Cover	Jun. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2026
Entity File Number	001-43248
Entity Registrant Name	IRENIC ACQUISITION CORP.
Entity Central Index Key	0002122505
Entity Tax Identification Number	98-1922153
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	646
Local Phone Number	993-6330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	IACQU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 par value [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 par value
Trading Symbol	IACQ
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	IACQW
Security Exchange Name	NASDAQ